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[LOGO OF DYKEMA]                         Dykema Gossett PLLC
                                         Franklin Square, Third Floor West
                                         1300 I Street N.W.
                                         Washington, DC 20005

                                         WWW.DYKEMA.COM

                                         Tel: (202) 906-8600
                                         Fax: (202) 906-8669

                                         HEATHER C. HARKER
                                         Direct Dial: (202) 906-8649
                                         Email: HHARKER@DYKEMA.COM


April 13, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Genworth Life and Annuity Insurance Company
    Post-Effective Amendment No. 3 Under the Securities Act of 1933 File No. 333-143494

Dear Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures, Post-Effective Amendment No. 3 under the Securities Act of 1933 to the above-referenced Registration Statement on Form S-1 (the "Post-Effective Amendment").

The purpose of the Post-Effective Amendment is primarily to: (1) update the financial information of the Company, current to the fiscal year ended
December 31, 2009; and (2) if applicable, add other disclosure as prescribed by
Item 11 of Form S-1. Other minor changes have been made to the Post-Effective Amendment and relate to those routine items of information that are updated annually and other non-material disclosure that the registrant deems appropriate.

The Company and Capital Brokerage Corporation, the principal underwriter for the Guaranteed Income Annuity Certificates issued by the Company, will be filing requests for acceleration pursuant to Rule 461 under the Securities Act of 1933, requesting the Post-Effective Amendment become effective on Monday, May 3, 2010.

The original, manually executed version of the Post-Effective Amendment and any exhibits thereto will be maintained on file with the Company.

Should you have any questions, please contact me at 202.906.8649 or Mr. Michael Pappas, Associate General Counsel - Genworth Life and Annuity Insurance Company at 804.289.3545.

Sincerely,

DYKEMA GOSSETT PLLC

/S/HEATHER C. HARKER

HEATHER C. HARKER

CC: MARK COWAN, ESQ.
    U.S. SECURITIES AND EXCHANGE COMMISSION

    MICHAEL D. PAPPAS, ESQ.
    GENWORTH LIFE AND ANNUITY INSURANCE COMPANY